Bramshill Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2025 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 41.9%
$58,020,988	Ally Auto Receivables Trust 2023-1 0.000%, 4/15/2034[1,2]	$2,859,564
92,819,781	Ally Auto Receivables Trust 2024-1 0.000%, 2/16/2032[1,2]	5,190,389
	Ally Bank Auto Credit-Linked Notes Series 2024-A
3,488,847	12.748%, 5/17/2032[1,2]	3,556,027
697,769	9.892%, 5/17/2032[1,2]	718,038
1,004,358	Ally Bank Auto Credit-Linked Notes Series 2024-B 8.036%, 9/15/2032[1,2]	1,010,948
7,659,005	Alternative Loan Trust 2005-62 0.030%, 12/25/2035[2,3,4]	15,575
	AMSR 2019-SFR1 Trust
100,000	4.857%, 1/19/2039[1]	98,362
2,492,569	6.040%, 1/19/2039[1]	2,476,375
	AMSR 2020-SFR4 Trust
1,000,000	4.002%, 11/17/2037[1]	989,541
1,300,000	4.870%, 11/17/2037[1]	1,290,253
3,149,500	AMSR 2020-SFR5 Trust 5.000%, 11/17/2037[1]	3,109,999
8,950	Chase Auto Owner Trust 2024-3 0.000%, 9/25/2031[1,2]	2,965,029
20,000	Chase Auto Owner Trust 2024-4 0.000%, 11/25/2031[1,2]	6,931,986
21,000	Chase Auto Owner Trust 2024-5 0.000%, 1/26/2032[1,2]	6,216,525
1,765,000	FirstKey Homes 2020-SFR2 Trust 3.017%, 10/19/2037[1]	1,735,576
	Freddie Mac Structured Agency Credit Risk Debt Notes
1,880,838	7.454%, (30-Day SOFR Average+312 basis points), 12/25/2042[2,5]	1,739,465
5,561,599	3.786%, 2/25/2048[1,2,4]	4,116,502
9,657,526	3.846%, 5/25/2048[1,2,4]	6,899,343
9,455,813	4.151%, 8/25/2048[1,2,4]	7,311,178
5,613,762	4.511%, 11/25/2048[1,2,4]	4,095,857
	JPMorgan Chase Bank N.A. - JPMWM
891,966	7.090%, (30-Day SOFR Average+275 basis points), 3/25/2051[1,2,5]	896,364
1,539,200	8.190%, (30-Day SOFR Average+385 basis points), 3/25/2051[1,2,5]	1,579,893
2,301,343	11.240%, (30-Day SOFR Average+690 basis points), 3/25/2051[1,2,5]	2,477,388
117,363	Metlife Securitization Trust 2020-1 2.500%, 5/25/2050[1,2,4]	98,596
	Progress Residential 2021-SFR2 Trust
2,961,000	4.998%, 4/19/2038[1]	2,946,921
1,304,000	4.254%, 4/19/2038[1]	1,297,642
	Progress Residential 2021-SFR3
2,489,672	4.750%, 5/17/2026[1]	2,461,872

Bramshill Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$1,390,000	4.254%, 5/17/2026[1]	$1,370,865
3,894,618	Redwood Funding Trust 2023-1 7.500%, 7/25/2059[1,2,6]	3,921,105
606,855	RESI Finance LP 2003-CB1 6.086%, (1-Month Term SOFR+176 basis points), 6/10/2035[1,2,5]	583,209
3,500,000	RMF Buyout Issuance Trust 2021-HB1 6.000%, 11/25/2031[1,2,4]	3,250,814
	Western Alliance Bank 2021-CL2
4,902,795	9.690%, (30-Day SOFR Average+535 basis points), 7/25/2059[1,2,5]	4,835,764
1,558,614	10.840%, (30-Day SOFR Average+650 basis points), 7/25/2059[1,2,5]	1,518,974
4,454,697	8.040%, (30-Day SOFR Average+370 basis points), 7/25/2059[1,2,5]	4,642,002
9,488,504	8.440%, (30-Day SOFR Average+410 basis points), 7/25/2059[1,2,5]	9,742,925
	TOTAL ASSET-BACKED SECURITIES
	(Cost $104,735,960)	104,950,866
	COLLATERALIZED MORTGAGE OBLIGATIONS — 50.7%
533,562	Agate Bay Mortgage Trust 2015-5 3.574%, 7/25/2045[1,2,4]	439,215
203,384	Agate Bay Mortgage Trust 2015-7 3.500%, 10/25/2045[1,2,4]	186,303
219,418	Agate Bay Mortgage Trust 2016-2 3.500%, 3/25/2046[1,2,4]	200,561
	Chase Home Lending Mortgage Trust 2019-ATR1
1,835,574	4.397%, 4/25/2049[1,2,4]	1,709,186
780,630	4.000%, 4/25/2049[1,2,4]	741,320
45,598	4.000%, 4/25/2049[1,2,4]	43,302
312,685	4.397%, 4/25/2049[1,2,4]	295,554
1,508,998	Chase Home Lending Mortgage Trust 2019-ATR2 3.500%, 7/25/2049[1,2,4]	1,367,850
2,158,000	Chase Mortgage Finance Corp. 10.840%, (30-Day SOFR Average+650 basis points), 2/25/2050[1,2,5]	2,265,605
5,979,112	CHL Mortgage Pass-Through Trust 2005-3 0.081%, 4/25/2035[2,3,4]	359
2,625,120	CIM Trust 2018-J1 3.650%, 3/25/2048[1,2,4]	1,862,620
49,085	CIM Trust 2019-INV1 4.000%, 2/25/2049[1,2,4]	46,864
139,180	CIM Trust 2019-INV2 4.000%, 5/25/2049[1,2,4]	130,906
1,993,000	CIM Trust 2019-J1 3.938%, 8/25/2049[1,2,4]	1,469,981
2,777,281	CIM Trust 2021-J3 2.613%, 6/25/2051[1,2,4]	2,209,052
43,743	Citigroup Mortgage Loan Trust, Inc. 2.500%, 8/25/2050[1,2,4]	37,656

Bramshill Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$108,482	CSMC 2018-J1 Trust 3.500%, 2/25/2048[1,2,4]	$98,974
326,204	CSMC Trust 2013-TH1 3.601%, 2/25/2043[1,2,4]	315,747
972,869	EverBank Mortgage Loan Trust 18-1 3.500%, 2/25/2048[1,2,4]	872,412
	Fannie Mae Connecticut Avenue Securities
4,100,000	13.704%, (30-Day SOFR Average+937 basis points), 11/25/2039[1,2,5]	4,487,098
2,116,000	11.054%, (30-Day SOFR Average+672 basis points), 2/25/2040[1,2,5]	2,245,021
4,044,245	FARM Mortgage Trust 2021-1 3.241%, 7/25/2051[1,2,4]	3,051,430
7,356,878	FARM Mortgage Trust 2023-1 3.039%, 3/25/2052[1,2,4]	5,427,514
4,604,484	FARM Mortgage Trust 2024-1 5.112%, 10/1/2053[1,2,4]	3,860,201
	Flagstar Mortgage Trust 2019-1
124,025	3.500%, 10/25/2049[1,2,4]	111,722
85,006	3.500%, 10/25/2049[1,2,4]	76,574
977,784	Flagstar Mortgage Trust 2019-2 3.500%, 12/25/2049[1,2,4]	872,174
	Freddie Mac Multifamily Structured Pass-Through Certificates
12,736,000	2.349%, 2/25/2047[2,3,4]	1,004,947
19,553,038	4.845%, 3/25/2056[2,3,4]	3,943,118
7,000,000	4.785%, 9/25/2055[2,3,4]	1,477,113
	Galton Funding Mortgage Trust 2017-1
3,140,080	4.206%, 7/25/2056[1,2,4]	2,612,600
57,334	3.000%, 7/25/2056[1,2,4]	50,961
81,806	3.500%, 11/25/2057[1,2,4]	74,478
	Galton Funding Mortgage Trust 2018-1
3,460,610	4.670%, 11/25/2057[1,2,4]	3,062,806
2,535,000	4.670%, 11/25/2057[1,2,4]	2,017,540
2,715,569	4.670%, 11/25/2057[1,2,4]	1,662,241
	Galton Funding Mortgage Trust 2018-2
4,628,754	4.672%, 10/25/2058[1,2,4]	3,861,683
3,847,000	4.672%, 10/25/2058[1,2,4]	2,895,571
79,771	4.000%, 10/25/2058[1,2,4]	74,725
152,630	GS Mortage-Backed Securities Trust 2020-PJ1 3.500%, 5/25/2050[1,2,4]	137,114
2,564,309	GS Mortgage-Backed Securities Corp. Trust 2020-PJ2 3.500%, 7/25/2050[1,2,4]	2,281,253
62,430	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3 3.000%, 10/25/2050[1,2,4]	54,134
1,480,829	GS Mortgage-Backed Securities Corp. Trust 2020-PJ4 3.000%, 1/25/2051[1,2,4]	1,281,151

Bramshill Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$1,764,905	JP Morgan Mortgage Trust 2018-5 3.500%, 10/25/2048[1,2,4]	$1,591,282
	JP Morgan Mortgage Trust 2016-3
1,977,000	3.302%, 10/25/2046[1,2,4]	1,502,639
76,416	3.390%, 10/25/2046[1,2,4]	69,185
210,733	JP Morgan Mortgage Trust 2016-4 3.786%, 10/25/2046[1,2,4]	199,061
	JP Morgan Mortgage Trust 2017-1
2,633,385	3.447%, 1/25/2047[1,2,4]	2,352,824
264,967	3.447%, 1/25/2047[1,2,4]	237,575
	JP Morgan Mortgage Trust 2017-2
1,466,817	3.647%, 5/25/2047[1,2,4]	1,346,450
116,412	3.500%, 5/25/2047[1,2,4]	105,490
1,073,200	JP Morgan Mortgage Trust 2017-3 3.500%, 8/25/2047[1,2,4]	962,576
296,311	JP Morgan Mortgage Trust 2017-6 3.500%, 12/25/2048[1,2,4]	268,966
	JP Morgan Mortgage Trust 2018-1
148,116	3.500%, 6/25/2048[1,2,4]	133,582
260,204	3.500%, 6/25/2048[1,2,4]	234,671
	JP Morgan Mortgage Trust 2018-3
105,550	3.500%, 9/25/2048[1,2,4]	96,105
844,403	3.500%, 9/25/2048[1,2,4]	768,843
1,641,231	JP Morgan Mortgage Trust 2018-4 3.500%, 10/25/2048[1,2,4]	1,483,779
2,622,664	JP Morgan Mortgage Trust 2018-6 3.500%, 12/25/2048[1,2,4]	2,364,872
161,042	JP Morgan Mortgage Trust 2018-8 4.000%, 1/25/2049[1,2,4]	150,180
	JP Morgan Mortgage Trust 2018-9
39,922	4.000%, 2/25/2049[1,2,4]	37,272
130,726	4.000%, 2/25/2049[1,2,4]	122,049
22,974	JP Morgan Mortgage Trust 2019-1 5.385%, (1-Month Term SOFR+106 basis points), 5/25/2049[1,2,5]	22,001
53,969	JP Morgan Mortgage Trust 2019-7 3.459%, 2/25/2050[1,2,4]	48,783
62,936	JP Morgan Mortgage Trust 2019-8 5.285%, (1-Month Term SOFR+96 basis points), 3/25/2050[1,2,5]	59,803
	JP Morgan Mortgage Trust 2019-9
289,905	3.500%, 5/25/2050[1,2,4]	260,867
265,536	3.396%, 5/25/2050[1,2,4]	232,103
589,306	JP Morgan Mortgage Trust 2019-INV1 4.000%, 10/25/2049[1,2,4]	557,291

Bramshill Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	JP Morgan Mortgage Trust 2019-INV2
$138,588	5.335%, (1-Month Term SOFR+101 basis points), 2/25/2050[1,2,5]	$132,481
1,512,407	3.500%, 2/25/2050[1,2,4]	1,369,315
802,746	3.212%, 2/25/2050[1,2,4]	701,064
	JP Morgan Mortgage Trust 2019-INV3
16,458	3.500%, 5/25/2050[1,2,4]	14,835
2,139,038	3.500%, 5/25/2050[1,2,4]	1,928,014
16,585	JP Morgan Mortgage Trust 2020-1 3.000%, 6/25/2050[1,2,4]	14,452
203,468	JP Morgan Mortgage Trust 2020-2 3.000%, 7/25/2050[1,2,4]	173,957
	JP Morgan Mortgage Trust 2020-3
29,447	3.500%, 8/25/2050[1,2,4]	26,444
478,460	3.000%, 8/25/2050[1,2,4]	415,543
279,917	JP Morgan Mortgage Trust 2020-4 3.000%, 11/25/2050[1,2,4]	243,373
	JP Morgan Mortgage Trust 2020-5
446,064	3.570%, 12/25/2050[1,2,4]	395,009
298,780	3.000%, 12/25/2050[1,2,4]	258,927
378,376	3.000%, 12/25/2050[1,2,4]	327,907
1,505,371	JP Morgan Mortgage Trust 2020-7 3.000%, 1/25/2051[1,2,4]	1,298,496
	JP Morgan Mortgage Trust 2020-8
751,068	3.493%, 3/25/2051[1,2,4]	604,617
855,000	3.493%, 3/25/2051[1,2,4]	529,321
1,882,756	3.493%, 3/25/2051[1,2,4]	886,413
567,922	JP Morgan Mortgage Trust 2020-INV1 3.500%, 8/25/2050[1,2,4]	510,905
11,019	JP Morgan Mortgage Trust 2020-LTV1 3.500%, 6/25/2050[1,2,4]	10,861
	JP Morgan Mortgage Trust 2020-LTV2
1,879,284	3.000%, 11/25/2050[1,2,4]	1,705,313
356,413	3.000%, 11/25/2050[1,2,4]	323,419
162,006	3.000%, 11/25/2050[1,2,4]	147,105
2,451,507	JP Morgan Seasoned Mortgage Trust 2014-1 4.951%, 5/25/2033[1,2,4]	2,366,635
873,463	JP Morgan Trust 2015-1 5.646%, 12/25/2044[1,2,4]	868,436
394,481	JPMorgan Chase Bank N.A. - CHASE 6.935%, (1-Month Term SOFR+262 basis points), 10/25/2057[1,2,5]	404,850
138,492	JPMorgan Chase Bank N.A. - JPMWM 5.640%, (30-Day SOFR Average+130 basis points), 3/25/2051[1,2,5]	136,814
1,135,318	JPMorgan Wealth Management 2020-ATR1 3.000%, 2/25/2050[1,2,4]	989,167

Bramshill Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$3,823,381	Mello Mortgage Capital Acceptance 2018-MTG1 3.710%, 3/25/2048[1,2,4]	$3,588,014
897,109	Mellon Residential Funding Corp. Mor Pas Thr Cer Ser 01 Tbc1 5.134%, (1-Month Term SOFR+81 basis points), 11/15/2031[2,5]	865,895
	Morgan Stanley Residential Mortgage Loan Trust 2021-2
1,583,622	2.893%, 5/25/2051[1,2,4]	1,042,922
1,500,000	2.893%, 5/25/2051[1,2,4]	673,733
1,251,254	2.739%, 5/25/2051[1,2,4]	482,533
1,276,436	NRP Mortgage Trust 2013-1 3.285%, 7/25/2043[1,2,4]	1,236,610
84,528	Oaks Mortgage Trust Series 2015-1 3.500%, 4/25/2046[1,2,4]	78,325
685,021	OBX 2019-INV1 Trust 4.500%, 11/25/2048[1,2,4]	660,891
37,874	OBX 2020-INV1 Trust 3.500%, 12/25/2049[1,2,4]	34,092
	Oceanview Mortgage Trust 2021-1
1,543,000	2.717%, 5/25/2051[1,2,4]	802,094
772,000	2.717%, 5/25/2051[1,2,4]	342,371
	Oceanview Mortgage Trust 2021-3
1,406,000	2.712%, 6/25/2051[1,2,4]	624,589
527,000	2.712%, 6/25/2051[1,2,4]	232,447
536,605	Provident Funding Mortgage Trust 2019-1 3.000%, 12/25/2049[1,2,4]	462,798
	Provident Funding Mortgage Trust 2020-1
271,258	3.000%, 2/25/2050[1,2,4]	232,565
901,914	3.000%, 2/25/2050[1,2,4]	772,803
238,846	PSMC 2019-3 Trust 3.500%, 11/25/2049[1,2,4]	223,832
174,432	PSMC 2020-1 Trust 3.500%, 1/25/2050[1,2,4]	161,008
707,436	PSMC 2020-2 Trust 3.000%, 5/25/2050[1,2,4]	630,511
92,366	Sequoia Mortgage Trust 2013-2 1.874%, 2/25/2043[2,4]	78,559
24,829	Sequoia Mortgage Trust 2013-3 2.000%, 3/25/2043[2,4]	20,958
969,801	Sequoia Mortgage Trust 2013-5 3.000%, 5/25/2043[1,2,4]	864,927
	Sequoia Mortgage Trust 2013-7
243,967	3.000%, 6/25/2043[2,4]	217,772
672,349	2.500%, 6/25/2043[2,4]	582,484
162,459	Sequoia Mortgage Trust 2013-9 3.500%, 7/25/2043[1,2,4]	148,367

Bramshill Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$651,565	Sequoia Mortgage Trust 2014-4 3.500%, 11/25/2044[1,2,4]	$599,788
	Sequoia Mortgage Trust 2016-3
572,285	3.601%, 11/25/2046[1,2,4]	546,955
2,160,377	3.601%, 11/25/2046[1,2,4]	2,058,036
2,046,922	3.500%, 11/25/2046[1,2,4]	1,867,771
	Sequoia Mortgage Trust 2017-4
55,900	3.500%, 7/25/2047[1,2,4]	50,919
2,785,501	3.888%, 7/25/2047[1,2,4]	2,648,235
1,418,170	Sequoia Mortgage Trust 2017-6 3.718%, 9/25/2047[1,2,4]	1,328,731
	Sequoia Mortgage Trust 2017-CH1
126,953	4.000%, 8/25/2047[1,2,4]	120,279
16,215	3.500%, 8/25/2047[1,2,4]	14,958
195,980	Sequoia Mortgage Trust 2017-CH2 4.000%, 12/25/2047[1,2,4]	183,601
142,157	Sequoia Mortgage Trust 2018-2 3.500%, 2/25/2048[1,2,4]	127,866
144,005	Sequoia Mortgage Trust 2018-6 4.000%, 7/25/2048[1,2,4]	134,664
	Sequoia Mortgage Trust 2018-CH1
143,939	4.000%, 3/25/2048[1,2,4]	134,835
93,725	3.500%, 3/25/2048[1,2,4]	85,270
802,018	Sequoia Mortgage Trust 2018-CH2 4.000%, 6/25/2048[1,2,4]	750,630
27,538	Sequoia Mortgage Trust 2018-CH3 4.000%, 8/25/2048[1,2,4]	27,066
	Sequoia Mortgage Trust 2019-3
175,455	3.500%, 9/25/2049[1,2,4]	159,524
1,904,678	4.055%, 9/25/2049[1,2,4]	1,605,874
	Sequoia Mortgage Trust 2019-5
1,982,724	3.712%, 12/25/2049[1,2,4]	1,349,573
1,598,623	3.500%, 12/25/2049[1,2,4]	1,433,022
19,188	Sequoia Mortgage Trust 2019-CH2 4.500%, 8/25/2049[1,2,4]	19,081
237,671	Sequoia Mortgage Trust 2020-3 3.000%, 4/25/2050[1,2,4]	202,476
310,000	Wells Fargo Mortgage Backed Securities 2018-1 3.646%, 7/25/2047[1,2,4]	201,093
75,993	Wells Fargo Mortgage Backed Securities 2019-3 Trust 3.500%, 7/25/2049[1,2,4]	69,029
878,966	Wells Fargo Mortgage Backed Securities 2019-4 Trust 3.500%, 9/25/2049[1,2,4]	791,709

Bramshill Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$1,426,946	Wells Fargo Mortgage Backed Securities 2020-3 Trust 3.000%, 6/25/2050[1,2,4]	$1,215,640
750,679	Wells Fargo Mortgage Backed Securities 2020-4 Trust 3.000%, 7/25/2050[1,2,4]	639,516
	Wells Fargo Mortgage Backed Securities 2020-RR1 Trust
638,777	3.000%, 5/25/2050[1,2,4]	544,982
432,083	3.000%, 5/25/2050[1,2,4]	368,207
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $124,881,181)	127,248,988
	CORPORATE BONDS — 0.0%
	FINANCIALS — 0.0%
750,000	First Matrix RMOF Trust 0.000% 10/1/20294,7,8,*	—
	TOTAL FINANCIALS
	(Cost $6,456)	—
	TOTAL CORPORATE BONDS
	(Cost $6,456)	—

Number of Shares
	SHORT-TERM INVESTMENTS — 7.2%
17,942,525	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 4.197%[9]	17,942,525
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $17,942,525)	17,942,525
	TOTAL INVESTMENTS — 99.8%
	(Cost $247,566,122)	250,142,379
	Other Assets in Excess of Liabilities — 0.2%	619,256
	TOTAL NET ASSETS — 100.0%	$250,761,635

LP – Limited Partnership

[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $222,253,609, which represents 88.6% of total net assets of the Fund.
[2]Callable.
[3]Interest-only security.
[4]Variable rate security.
[5]Floating rate security.
[6]Step rate security.
[7]The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[8]Security is in default.
[9]The rate is the annualized seven-day yield at period end.
*Non-income producing security.